Other Information	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Other Information

NOTE 15 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Interest	$21.7	$21.6	$47.7	$47.6
Income taxes (net of refunds)	$2.3	$0.4	$4.0	$2.4

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at September 30, 2014 and December 31, 2013, were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $11.2 million and $16.2 million at September 30, 2014 and December 31, 2013, respectively. During the nine months ended September 30, 2014, Holdings’ Spanish subsidiary and one of its Mexican subsidiaries distributed cash dividends of $7.6 million and $1.8 million, respectively, to their U.S. parent companies.

Income tax matters

During the three months ended September 30, 2014, Holdings recorded an income tax benefit of $0.8 million, or a negative 44.4% effective tax rate, on a pre-tax income of $1.8 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary, valuation allowances against certain deferred tax assets and withholding taxes on dividend distributions from Holdings’ Spanish subsidiary, partially offset by non-U.S. tax rate differences and state income taxes. During the nine months ended September 30, 2014, Holdings recorded an income tax benefit of $19.5 million, or a 35.5% effective tax rate, on a pre-tax loss of $55.0 million. The effective tax rate differs from the U.S. federal statutory rate principally due to by non-U.S. tax rate differences, state income taxes and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities, partially offset by provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary, valuation allowances against certain deferred tax assets and withholding taxes on dividend distributions from Holdings’ Spanish subsidiary.

During the three months ended September 30, 2013, Holdings recorded income tax expense of $0.5 million, or a negative 38.5% effective tax rate, on a pre-tax loss of $1.3 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary, withholding taxes on a dividend distribution from a Spanish subsidiary and income tax expense associated with reversal of the permanent manufacturing deduction, offset in part by provision to return adjustments, state income taxes and research and development credits. During the nine months ended September 30, 2013, Holdings recorded income tax expense of $0.1 million, or a negative 2.0% effective tax rate, on a pre-tax loss of $5.1 million. The effective tax rate differs from the U.S. federal statutory rate principally due to provision of U.S. deferred income tax expense on undistributed earnings of a Spanish subsidiary and withholding taxes on dividend distributions from a Spanish subsidiary, in part offset by research and development credits, foreign tax rate differences, state income taxes and provision to return adjustments.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the nine months ended September 30, 2014, sales to three customers, AutoZone, Inc. (“AutoZone”), General Motors Company (“GM”) and Advance Stores Company, Inc. (“Advance”), accounted for 26.8%, 14.5% and 10.4% of total net sales, respectively. For the nine months ended September 30, 2013, sales to a single customer, AutoZone, accounted for 29.0% of total net sales. No other customer accounted for more than 10% of total net sales for the nine months ended September 30, 2014 and 2013. At September 30, 2014 and December 31, 2013, the receivable balances from AutoZone were $96.9 million and $129.1 million, respectively. At September 30, 2014 and December 31, 2013, the receivable balances from GM were $20.4 million and $17.6 million, respectively. At September 30, 2014 the receivable balance from Advance was $13.1 million.

Capital stock

At both September 30, 2014 and December 31, 2013, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.